BBR ALO Fund, LLC
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 69.7%
	COMMUNICATIONS — 6.3%
10,778	Alphabet, Inc. - Class C	$15,235,889
6,718	Booking Holdings, Inc.	10,697,340
44,545	Facebook, Inc. - Class A	10,114,833
306,682	Tencent Holdings Ltd. - ADR	19,729,374
20,029	VeriSign, Inc.	4,142,598
		59,920,034
	CONSUMER DISCRETIONARY — 16.2%
77,890	Adidas AG - ADR	10,217,953
80,318	Alibaba Group Holding Ltd. - ADR	17,324,593
5,442	Amazon.com, Inc.	15,013,498
56,272	Avalara, Inc.	7,489,240
299,102	Bunzl PLC - ADR	8,004,927
276,981	Copart, Inc.	23,064,208
254,104	DR Horton, Inc.	14,090,067
114,049	Hilton Worldwide Holdings, Inc.	8,376,899
489,232	Industria de Diseno Textil SA - ADR	6,475,670
65,715	LVMH Moet Hennessy Louis Vuitton - ADR	5,764,408
80,326	New Oriental Education & Technology Group, Inc.	10,460,855
7,146	NVR, Inc.	23,287,028
129,201	Whitbread PLC	3,559,636
		153,128,982
	CONSUMER STAPLES — 1.9%
60,849	Nestle SA	6,726,109
143,604	Unilever PLC	7,880,987
160,642	Wal-mart de Mexico SAB de CV - ADR	3,821,561
		18,428,657
	ENERGY — 0.6%
469,702	National Oilwell Varco, Inc.	5,753,849
	FINANCIALS — 12.7%
440,909	Carlyle Group, Inc.	12,301,361
33,281	Credit Acceptance Corp.	13,945,072
28,052	Credit Acceptance Corp.	11,754,069
157,248	First Republic Bank	16,666,715
97,710	Jones Lang LaSalle, Inc.	10,109,077
410,708	KKR & CO INC - Class A	12,682,663
52,862	Mastercard, Inc. - Class A	15,631,293
147,143	Primerica, Inc.	17,156,874
52,437	Visa, Inc. - Class A	10,129,255
		120,376,379

BBR ALO Fund, LLC
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 7.4%
37,792	Anthem, Inc.	$9,938,540
239,375	Coloplast A/S - ADR	3,708,254
119,266	CSL LTD SPONSORED ADR	11,783,469
107,560	CVS Health Corp.	6,988,173
94,926	ICON PLC[1]	15,991,234
124,132	Medtronic PLC[1]	11,382,905
423,511	Siemens Healthineers AG - ADR	10,143,639
		69,936,214
	INDUSTRIALS — 7.7%
348,046	Fastenal Company	14,910,290
410,502	General Electric Co.	2,803,729
276,909	Graco, Inc.	13,288,863
285,044	HEICO Corp., Class A	23,156,978
22,100	Landstar System, Inc.	2,482,051
24,753	TransDigm Group, Inc.	10,942,064
28,213	Watsco, Inc.	5,013,450
		72,597,425
	TECHNOLOGY — 16.9%
60,847	Accenture PLC - Class A	13,065,068
63,564	Amadeus IT Group, S.A. - ADR	3,311,170
20,204	Aspen Technology, Inc.	2,093,336
51,110	Check Point Software Technologies Ltd.[1]	5,490,747
10,836	CoStar Group, Inc.	7,700,820
43,815	Dassault Systemes SE - ADR	7,558,806
352,185	Experian PLC - ADR	12,267,202
51,846	Microsoft Corp.	10,551,180
39,835	Moody's Corp.	10,943,870
3,703	MSCI, Inc.	1,236,135
18,782	NVIDIA Corp.	7,135,470
127,971	Oracle Corp.	7,072,957
148,511	Qorvo, Inc.	16,414,921
345,631	RELX PLC	8,143,066
224,331	Sage Group PLC - ADR	7,448,507
49,934	salesforce.com, Inc.	9,354,136
102,225	SAP SE	14,311,500
128,836	Skyworks Solutions, Inc.	16,472,971
		160,571,862
	TOTAL COMMON STOCKS
	(Cost $547,680,564)	660,713,402

BBR ALO Fund, LLC
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Number of Units		Value
	PRIVATE INVESTMENT FUNDS — 25.3%
239,530,225	Echo Street GoodCo Select, L.P.	$239,530,225
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $210,768,081)	239,530,225
	TOTAL INVESTMENTS — 95.0%
	(Cost $758,448,645)	900,243,627
	Other Assets in Excess of Liabilities — 5.0%	47,855,707
	TOTAL NET ASSETS — 100.0%	$948,099,334

ADR	– American Depository Receipt
PLC	– Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.